VANECK CMCI COMMODITY STRATEGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 99.1%
United States Treasury Obligations: 96.0%
United States Treasury Bills
4.15%, 09/11/25 $ 25 $ 24,536
4.15%, 09/18/25 100 98,071
4.16%, 09/04/25 325 319,244
4.18%, 08/07/25 250 246,307
4.19%, 07/31/25 150 147,900
4.21%, 07/17/25 125 123,447
4.22%, 07/24/25 (a) † 275 271,377
4.22%, 08/28/25 275 270,328
4.26%, 04/03/25 (a) 75 74,982
Par
(000’s) Value
United States Treasury Obligations
(continued)
4.26%, 06/05/25 (a) $ 75 $ 74,433
4.27%, 08/14/25 250 246,119
4.28%, 08/21/25 (a) † 350 344,319
4.37%, 05/22/25 200 198,804
2,439,867
Number
of Shares Value
Money Market Fund: 3.1%
Invesco Treasury Portfolio -
Institutional Class 78,625 78,625
Total Short-Term Investments: 99.1%
(Cost: $2,518,206) 2,518,492
Other assets less liabilities: 0.9% 22,347
NET ASSETS: 100.0% $ 2,540,839
Total Return Swap Contracts
Long Exposure
Counterparty
Reference
Obligation
Notional
Amount
Rate paid by
the Fund (b)
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS
UBS Constant
Maturity
Commodity
Index Total
Return $2,544,000 4.74% Monthly 04/30/25 $(3) 0.0%
Definitions:
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $443,383.
(a) All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $272,462.
(b) The rate shown reflects the rate in effect at March 31, 2025: Secured Overnight Financing Rate + 0.40%.